Consolidated Balance Sheets - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Property, plant and equipment	R$ 29,224.3	R$ 24,768.4
Goodwill	42,411.3	40,023.5
Intangible	8,689.0	7,580.6
Investments in joint ventures	305.2	337.4
Investment securities	192.9	213.9
Deferred tax assets	4,727.7	4,560.8
Employee benefits	27.9	33.6
Derivative financial instruments	1.6	3.4
Income tax and social contributions recoverable	6,326.9	4,495.0
Recoverable taxes	6,005.4	5,695.8
Other assets	2,063.3	2,141.6
Non-current assets	99,975.5	89,854.0
Investment securities	1,914.6	1,700.0
Inventories	11,000.3	7,605.9
Trade receivable	4,791.6	4,303.1
Derivative financial instruments	597.4	505.9
Income tax and social contributions recoverable	631.5	1,759.2
Recoverable taxes	1,981.1	1,527.9
Other assets	1,082.8	850.0
Cash and cash equivalents	16,627.7	17,090.3
Current assets	38,627.0	35,342.3
Total assets	138,602.5	125,196.3
Issued capital	58,042.5	57,899.1
Reserves	86,378.8	80,905.6
Carrying value adjustments	(61,778.3)	(64,989.0)
Equity attributable to the equity holders of Ambev	82,643.0	73,815.7
Non-controlling interests	1,374.6	1,335.5
Total Equity	84,017.6	75,151.2
Interest-bearing loans and borrowings, noncurrent	2,253.5	2,053.5
Employee benefits	3,194.0	3,544.0
Derivative financial instruments	0.0	0.0
Deferred tax assets	3,214.0	3,043.4
Income tax and social contribution payable	1,686.9	1,912.6
Taxes and contributions payable	704.2	684.3
Trade payables	617.1	655.8
Provisions	603.8	447.1
Put option granted on subsidiaries and other liabilities	3,445.2	4,226.6
Non-current liabilities	15,718.7	16,567.3
Bank overdrafts	30.5	0.0
Interest-bearing loans and borrowings	847.1	2,738.8
Wages and salaries	2,439.4	925.5
Dividends and interest on shareholders’ equity payable	1,425.0	2,454.7
Derivative financial instruments	492.5	329.8
Income tax and social contribution payable	1,491.0	1,167.3
Taxes and contributions payable	4,585.9	4,549.5
Trade payables	25,077.9	19,339.2
Provisions	172.3	124.9
Other liabilities	2,304.6	1,848.1
Current liabilities	38,866.2	33,477.8
Total liabilities	54,584.9	50,045.1
Total equity and liabilities	R$ 138,602.5	R$ 125,196.3